FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2022	2021
Assets
Amortized cost
Cash and cash equivalents	5	7,712,081	13,590,776
Trade accounts receivable	7	5,865,962	6,531,465
Dividends receivable	11		6,604
Other assets (1)		860,075	886,112
		14,438,118	21,014,957
Fair value through other comprehensive income
Other investments - Celluforce	14.1	26,301	28,358
		26,301	28,358
Fair value through profit or loss
Derivative financial instruments	4.5.1	3,273,896	1,442,140
Marketable securities	6	12,595,054	7,758,329
		15,868,950	9,200,469
		30,333,369	30,243,784
Liabilities
Amortized cost
Trade accounts payable	17	4,036,414	3,288,897
Loans, financing and debentures	18.1	75,205,937	79,628,629
Lease liabilities	19.2	5,996,145	5,893,194
Liabilities for assets acquisitions and associates	23	2,170,267	405,952
Dividends payable	11	4,055	919,073
Other liabilities (1)		142,749	164,216
		87,555,567	90,299,961
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,291,710	7,894,528
		5,291,710	7,894,528
		92,847,277	98,194,489
		62,513,908	67,950,705

1)Does not include items not classified as financial instruments.

Summary of estimated fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Yield used
	to discount/	June 30,	December 31,
	methodology	2022	2021
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	39,712,582	51,183,520
Estimated to present value
In foreign currency
Export credits ("Prepayment")	LIBOR	18,197,492	19,441,297
In local currency
BNDES – TJLP	DI 1	317,800	355,494
BNDES - TLP	DI 1	812,760	686,247
BNDES – Fixed	DI 1	32,668	44,544
BNDES – Selic ("Special Settlement and Custody System")	DI 1	532,462	543,269
BNDES - Currency basket	DI 1	17,062	25,001
CRA ("Agribusiness Receivables Certificate")	DI 1/IPCA	2,617,635	3,281,250
Debentures	DI 1	5,666,356	5,633,533
NCE ("Export Credit Notes")	DI 1	1,376,396	1,352,291
NCR ("Rural Credit Notes")	DI 1	293,305	289,344
Export credits ("Prepayment")	DI 1	1,238,975	1,321,449
		70,815,493	84,157,239

Schedule of contractual maturities of financial liabilities

	June 30,
	2022
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	4,036,414	4,036,414	4,036,414
Loans, financing and debentures	75,205,937	105,402,321	6,638,611	7,822,991	38,937,764	52,002,955
Lease liabilities	5,996,145	10,731,691	793,337	1,302,000	2,232,164	6,404,190
Liabilities for asset acquisitions and associates	2,170,267	2,216,014	1,898,542	102,924	137,106	77,442
Derivative financial instruments	5,291,710	8,435,684	753,571	1,740,424	5,941,689
Dividends payable	4,055	4,055	4,055
Other liabilities	142,749	142,749	57,929	84,820
	92,847,277	130,968,928	14,182,459	11,053,159	47,248,723	58,484,587

	December 31,
	2021
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	3,288,897	3,288,897	3,288,897
Loans, financing and debentures	79,628,629	111,723,608	6,357,717	5,761,795	36,672,089	62,932,007
Lease liabilities	5,893,194	10,676,580	937,964	1,780,115	1,632,555	6,325,946
Liabilities for asset acquisitions and associates	405,952	467,499	111,438	131,371	144,171	80,519
Derivative financial instruments	7,894,528	11,774,569	1,688,266	1,391,727	8,694,576
Dividends payable	919,073	919,073	919,073
Other liabilities	164,216	164,216	92,123	72,093
	98,194,489	139,014,442	13,395,478	9,137,101	47,143,391	69,338,472

Schedule of net exposure of assets and liabilities in foreign currency

The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	June 30,	December 31,
	2022	2021
Assets
Cash and cash equivalents	7,459,784	13,411,978
Marketable securities	7,949,880	2,394,667
Trade accounts receivables	4,363,152	5,043,453
Derivative financial instruments	2,301,958	1,028,450
	22,074,774	21,878,548
Liabilities
Trade accounts payables	(849,543)	(605,557)
Loans and financing	(61,974,010)	(65,972,300)
Liabilities for asset acquisitions and associates	(2,028,019)	(273,179)
Derivative financial instruments	(5,221,054)	(7,362,631)
	(70,072,626)	(74,213,667)
	(47,997,852)	(52,335,119)

Schedule of derivatives by type of contract

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2022	2021	2022	2021
Instruments hired with protection strategy
Operational Hedge
ZCC	4,449,600	4,494,125	894,486	(187,788)
NDF (R$ x US$)	250,100	30,000	(59,758)	(7,043)

Debt hedge
Swap LIBOR to Fixed (U.S.$)	3,200,000	3,600,000	616,519	(395,675)
Swap IPCA to CDI (notional in Brazilian Reais)	843,845	843,845	289,721	249,653
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(37,456)	(148,583)
Swap CDI x Fixed (U.S.$)	2,065,419	2,267,057	(3,100,446)	(5,230,612)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(596,847)	(760,505)

Commodity Hedge
Swap US-CPI (U.S.$) (1)/(2)	121,345	590,372	(24,033)	28,165
			(2,017,814)	(6,452,388)

Current assets			1,710,964	470,261
Non-current assets			1,562,932	971,879
Current liabilities			(686,498)	(1,563,459)
Non-current liabilities			(4,605,212)	(6,331,069)
			(2,017,814)	(6,452,388)

1)	The embedded derivatives refers to swap contracts for the sale of price variations in United States Dollars and US-CPI within the term of the forest partnership with standing wood supply contracts.
2)

On December 31, 2021, it includes the transaction arising from the forestry partnership agreement with the supply of standing wood established between the Company and Parkia, which was settled in advance due to the transaction disclosed in note 1.2.4.

Schedule of maturity analysis for derivatives

	June 30,	December 31,
	2022	2021
2022	73,920	(1,093,198)
2023	1,238,344	(282,499)
2024	(221,205)	(759,082)
2025	(1,422,268)	(2,096,449)
2026 onwards	(1,686,605)	(2,221,160)
	(2,017,814)	(6,452,388)

Schedule of long and short positions of outstanding derivatives

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2022	2021	2022	2021
Debt hedge
Assets
Swap CDI to Fixed (U.S.$)	R$	7,838,654	8,594,225	706,820	306,663
Swap Pre-Fixed to U.S.$	R$	1,317,226	1,317,226	39,268	76,279
Swap LIBOR to Fixed (U.S.$)	US$	3,200,000	3,600,000	677,517	130,104
Swap IPCA to CDI	IPCA	1,138,573	1,078,706	294,421	255,422
Swap IPCA to U.S.$	IPCA	608,935	576,917
				1,718,026	768,468
Liabilities
Swap CDI to Fixed (U.S.$)	US$	2,065,419	2,267,057	(3,807,266)	(5,537,275)
Swap Pre-Fixed to U.S.$	US$	350,000	350,000	(636,115)	(836,784)
Swap LIBOR to Fixed (U.S.$)	US$	3,200,000	3,600,000	(60,998)	(525,779)
Swap IPCA to CDI	R$	843,845	843,845	(4,700)	(5,769)
Swap IPCA to U.S.$	US$	121,003	121,003	(37,456)	(148,583)
				(4,546,535)	(7,054,190)
				(2,828,509)	(6,285,722)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	4,449,600	4,494,125	894,486	(187,788)
NDF (R$ x U.S.$)	US$	250,100	30,000	(59,758)	(7,043)
				834,728	(194,831)
Commodity hedge
Swap US-CPI (standing wood) (1)/(2)	US$	121,345	590,372	(24,033)	28,165
				(24,033)	28,165
				(2,017,814)	(6,452,388)

1)	The embedded derivatives refers to swap contracts for the sale of price variations in United States Dollars and US-CPI within the term of the forest partnership with standing wood supply contracts.

2)	On December 31, 2021, it includes the transaction arising from the forestry partnership agreement with the supply of standing wood established between the Company and Parkia, which was settled in advance due to the transaction disclosed in note 1.2.4.

Schedule of fair value settled derivatives

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2022	2021
Operational hedge
Zero cost collar (R$ x U.S.$)	577,875	(1,269,231)
NDF (R$ x U.S.$)	8,000	1,399
	585,875	(1,267,832)
Commodity hedge
Swap VLSFO/other		(54,002)
		(54,002)
Debt hedge
Swap CDI to Fixed (U.S.$)	(222,068)	(266,268)
Swap IPCA to CDI (Brazilian Reais)	(455)	41,651
Swap IPCA to Fixed (U.S.$)		(4,819)
Swap Pre-Fixed to U.S.$	54,128	49,562
Swap LIBOR to Fixed (U.S.$)	(231,168)	(419,545)
	(399,563)	(599,419)
	186,312	(1,921,253)

Schedule of fair value hierarchy

	June 30,
	2022
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		3,273,896		3,273,896
Marketable securities	517,760	12,077,294		12,595,054
	517,760	15,351,190		15,868,950

Fair value through other comprehensive income
Other investments - CelluForce			26,301	26,301
			26,301	26,301

Biological assets			12,664,046	12,664,046
			12,664,046	12,664,046
	517,760	15,351,190	12,690,347	28,559,297

Liabilities
Fair value through profit or loss
Derivative financial instruments		5,291,710		5,291,710
		5,291,710		5,291,710
		5,291,710		5,291,710

	December 31,
	2021
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,442,140		1,442,140
Marketable securities	637,616	7,120,713		7,758,329
	637,616	8,562,853		9,200,469

Fair value through other comprehensive income
Other investments - CelluForce			28,358	28,358
			28,358	28,358

Biological assets			12,248,732	12,248,732
			12,248,732	12,248,732
	637,616	8,562,853	12,277,090	21,477,559

Liabilities
Fair value through profit or loss
Derivative financial instruments		7,894,528		7,894,528
		7,894,528		7,894,528
		7,894,528		7,894,528

Currency Risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	7,459,784	1,864,946	3,729,892
Marketable securities	7,949,880	1,987,470	3,974,941
Trade accounts receivable	4,363,152	1,090,788	2,181,576
Trade accounts payable	(849,543)	(212,386)	(424,772)
Loans and financing	(61,974,010)	(15,493,503)	(30,987,005)
Liabilities for asset acquisitions and associates	(2,028,019)	(507,005)	(1,014,010)

Currency Risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	5,2380	6,5475	7,8570	3,9285	2,6190
Financial instruments derivatives
Derivatives options	894,576	(3,586,796)	(8,259,453)	4,729,741	10,207,242
Derivatives swaps	(2,880,213)	(3,313,087)	(6,626,174)	3,313,088	6,626,175
Derivatives Non-Deliverable Forward (‘NDF’)	(54,800)	(308,040)	(616,080)	308,040	616,081
Embedded derivatives	(24,033)	(75,903)	(151,805)	75,902	151,805

Interest rate risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2022
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	63,660	2,093	4,186
Marketable securities	3,860,517	126,914	253,829
Loans and financing	(8,729,853)	286,994	573,988

TJLP
Loans and financing	(348,203)	5,937	11,874

LIBOR
Loans and financing	(16,954,680)	96,860	193,719

Interest rate risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2022
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative options	894,576	(412,025)	(791,030)	451,445	949,041
Derivative swaps	(2,880,213)	(22,700)	(44,586)	23,459	47,583
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(2,880,213)	239,558	478,665	(240,019)	(480,511)

U.S. Consumer Price Index
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Embedded derivative in forestry partnership with standing wood supply agreements	(24,033)	34,007	70,205